Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,141,525.00
Total Fee Amount	99.31
Total Offset Amount	0.00
Net Fee	$ 99.31
Offering Table N/A
Offset Table N/A	N/A